Trade receivables - Summary (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Trade and other current receivables [Line Items]
Less: expected credit loss and sales allowances	$ (0.9)	$ (0.8)	$ (2.6)
Trade receivables, net	20.4	11.9
Carrying value
Trade and other current receivables [Line Items]
Trade accounts receivable	19.7	9.7
Credit card receivables	1.6	3.0
Current trade and credit card receivables	21.3	12.7
Allowance for doubtful accounts and sales Allowances
Trade and other current receivables [Line Items]
Less: expected credit loss and sales allowances	$ (0.9)	$ (0.8)